Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of contract assets and contract liabilities	The following table presents the contract assets and contract liabilities on the Partnership's consolidated statements of financial position associated with these long-term charter arrangements from contracts with customers:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Contract assets
Current	18,958	3,816	7,926
Non-current	48,288	79,896	66,905
	67,246	83,712	74,831
Contract liabilities
Current	91,392	53,728	55,750
Non-current	11,616	84,077	145,852
	103,008	137,805	201,602

Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's consolidated statements of financial position, by main category, excluding balances in the Partnership’s equity-accounted investments, are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Pre-operational costs	7,750	12,836	24,031
Offshore asset mobilization costs	21,509	35,632	51,302
Vessel repositioning costs	11,565	13,379	15,188
	40,824	61,847	90,521